Dispositions, Assets and Liabilities Held for Sale and Impairments (Details) - USD ($) $ in Millions		3 Months Ended									12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016		Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dispositions, Assets and Liabilities Held for Sale and Impairments (Textuals) [Abstract]
Make Whole Premium on Extinguishment of Long-term Debt											$ 0.0	$ 92.7	$ 0.0
Disposal Group, Balance Sheet Disclosure [Abstract]
Total Assets from Discontinued Operations on the Balance Sheet		$ 1,951.2									1,951.2
Total Liabilities from Discontinued Operations on the Balance Sheet		235.9									235.9
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income				$ (2.5)	[1]	$ 265.5	[2]	$ 7.8	$ (0.1)	$ 10.5	(2.5)	283.7	47.5
Asset Impairment Charges [Abstract]
Asset Impairments and Other Related Charges											2,267.8	0.0	0.0
Corporate and Other [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Other Revenues												447.1	641.6
Other Operation Expense												321.3	459.5
Maintenance Expense												21.5	32.6
Depreciation and Amortization Expense												26.9	31.5
Taxes Other Than Income Taxes												10.6	14.2
Total Expenses												380.3	537.8
Other Expense												(16.9)	(17.1)
Pretax Income of Discontinued Operations												49.9	86.7
Income Tax Expense												19.4	39.0
Equity Earnings of Unconsolidated Subsidiaries												(0.1)	(0.2)
Income from Discontinued Operations of AEPRO												30.4	47.5
Gain on Sale of Discontinued Operations												240.1	0.0
Income Tax Expense (Benefit)												(13.2)	0.0
Gain on Sale of Discontinued Operations, Net of Tax												253.3	0.0
Total Income on Discontinued Operations as Presented on the Statements of Income												283.7	47.5
Vertically Integrated Utilities [Member]
Disposal Group, Balance Sheet Disclosure [Abstract]
Total Assets from Discontinued Operations on the Balance Sheet		0.0									0.0
Total Liabilities from Discontinued Operations on the Balance Sheet		0.0									0.0
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income											0.0	0.0	0.0
Asset Impairment Charges [Abstract]
Asset Impairments and Other Related Charges											10.5
Vertically Integrated Utilities [Member] | Tanners Creek Plant Units 1 Through 4 [Member]
Dispositions, Assets and Liabilities Held for Sale and Impairments (Textuals) [Abstract]
Payment on Sale of the Plant											92.0
Generation and Marketing [Member]
Dispositions, Assets and Liabilities Held for Sale and Impairments (Textuals) [Abstract]
Cash Proceeds from Sale of Disposition Plants, Net											2,200.0
Pretax Income (Loss) of Disposal Group											375.0	451.0	444.0
Disposal Group, Balance Sheet Disclosure [Abstract]
Fuel		145.5									145.5
Materials and Supplies		49.4									49.4
Property, Plant and Equipment - Net		1,756.2									1,756.2
Other Classes of Assets That Are Not Major		0.1									0.1
Total Assets from Discontinued Operations on the Balance Sheet		1,951.2									1,951.2
Long-term Debt		134.8									134.8
Waterford Plant Upgrade Liability		52.2									52.2
Asset Retirement Obligations		36.7									36.7
Other Classes of Liabilities That Are Not Major		12.2									12.2
Total Liabilities from Discontinued Operations on the Balance Sheet		235.9									235.9
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income											0.0	0.0	0.0
Asset Impairment Charges [Abstract]
Asset Impairments and Other Related Charges											2,257.3
Generation and Marketing [Member] | Muskingum River Plant [Member]
Dispositions, Assets and Liabilities Held for Sale and Impairments (Textuals) [Abstract]
Payment on Sale of the Plant												48.0
Gain on Sale of Muskingum River Plant												32.0
Appalachian Power Co [Member]
Dispositions, Assets and Liabilities Held for Sale and Impairments (Textuals) [Abstract]
Make Whole Premium on Extinguishment of Long-term Debt											0.0	92.7	0.0
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income				0.0		0.0		0.0	0.0	0.0
Indiana Michigan Power Co [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income				0.0		0.0		0.0	0.0	0.0
Asset Impairment Charges [Abstract]
Asset Impairments and Other Related Charges											10.5	$ 0.0	$ 0.0
Ohio Power Co [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income				0.0		0.0		0.0	0.0	0.0
Public Service Co Of Oklahoma [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income				0.0		0.0		0.0	0.0	0.0
Southwestern Electric Power Co [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income				$ 0.0		$ 0.0		$ 0.0	$ 0.0	$ 0.0
I&M Price River Coal Reserves [Member] | Generation and Marketing [Member]
Asset Impairment Charges [Abstract]
Public Utilities, Property, Plant and Equipment, Net		11.0									11.0
Merchant Coal-Fired Generation Assets [Member] | Generation and Marketing [Member]
Asset Impairment Charges [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure		0.0									0.0
Public Utilities, Property, Plant and Equipment, Net		2,139.4									2,139.4
Asset Impairments and Other Related Charges		3.0	$ 2,139.4
Trent and Desert Sky Wind Farms [Member] | Generation and Marketing [Member]
Asset Impairment Charges [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure		46.0									46.0
Public Utilities, Property, Plant and Equipment, Net		118.7									118.7
Asset Impairments and Other Related Charges			72.7
Coal Reserves [Member] | Generation and Marketing [Member]
Asset Impairment Charges [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure		3.8									3.8
Public Utilities, Property, Plant and Equipment, Net	[3]	56.6									56.6
Asset Impairments and Other Related Charges	[3]		52.8
Total Impaired Assets [Member] | Generation and Marketing [Member]
Asset Impairment Charges [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure		49.8									49.8
Public Utilities, Property, Plant and Equipment, Net		$ 2,314.7									$ 2,314.7
Asset Impairments and Other Related Charges			$ 2,264.9

[1]	Includes final accounting adjustment for sale of AEPRO (see Note 7).
[2]	Includes sale of AEPRO (see Note 7).
[3]	(a)Includes the $11 million book value of I&M’s Price River Coal Reserves which were fully impaired. This $11 million impairment is reflected in the Vertically Integrated Utilities Segment.